Consolidated Statements of Comprehensive (Loss) Income - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Sales		$ 310,969	$ 170,108
Cost of sales:
Production costs		117,908	64,420
Cost of acquired diamonds		32,611	8,940
Depreciation and depletion		79,419	44,615
Earnings from mine operations		81,031	52,133
Exploration and evaluation expenses		8,204	472
Selling, general and administrative expenses		14,439	15,593
Operating income		58,388	36,068
Net finance expenses		(40,564)	(52,219)
Derivative (losses) gains		(247)	3,178
Foreign exchange (losses) gains		(32,474)	30,035
Other income		81	90
(Loss) income before taxes		(14,816)	17,152
Current income taxes	[1]	(1,148)	0
Deferred income taxes		(2,970)	0
Total income taxes		(4,118)	0
Net (loss) income for the year		(18,934)	17,152
Items that will not be reclassified subsequently to profit and loss:
Change in fair value of equity securities		1,334	0
Other comprehensive income		1,334	0
Total comprehensive (loss) income for the year		$ (17,600)	$ 17,152
Basic and diluted (loss) earnings per share		$ (0.10)	$ 0.11
Basic weighted average number of shares outstanding		195,968,588	160,189,858
Diluted weighted average number of shares outstanding		195,968,588	161,024,354

[1]	In the current income tax expense, $574 has been paid in the year ended December 31, 2018, with the remaining $574 still outstanding, and presented as income taxes payable.